UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30,1999

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management, Inc.
Address: 1220 Market Building
	 Suite 804
         Wilmington, DE  19801

13F File Number:  82-3152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Whalen
Title: Senior Vice President
Phone: 302-429-8436
Signature, Place, and Date of Signing:

  Robert T. Whalen  Wilmington, Delaware  November 3, 1999

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 78

Form 13 F Information Table Value Total: 201,499

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      254     5833 SH       SOLE                     5833
AT&T - Liberty Media Group     COM              001957208      252     6750 SH       SOLE                     6750
AllState Corp                  COM              020002101     7235   290129 SH       SOLE                   290129
American Express               COM              025816109      202     1500 SH       SOLE                     1500
American Home Products         COM              026609107     3548    85500 SH       SOLE                    85500
American International Group   COM              026874107      297     3413 SH       SOLE                     3413
Archstone Communities Trust    COM              039581103     1168    59150 SH       SOLE                    59150
Atlantic Richfield             COM              048825103     1484    16750 SH       SOLE                    16750
BP Amoco PLC - Spons ADR       COM              055622104      801     7230 SH       SOLE                     7230
Bell Atlantic Corp             COM              077853109     6512    96736 SH       SOLE                    96736
Bristol-Myers Squibb Co        COM              110122108     2943    43600 SH       SOLE                    43600
Chubb Corporation              COM              171232101      801    16150 SH       SOLE                    16150
Cigna Corp                     COM              125509109     2645    34020 SH       SOLE                    34020
Cisco Systems Inc              COM              17275R102      240     3500 SH       SOLE                     3500
Coca-Cola Co                   COM              191216100      322     6680 SH       SOLE                     6680
Computer Sciences Corp         COM              205363104     9754   138725 SH       SOLE                   138725
ConAgra                        COM              205887102      308    13650 SH       SOLE                    13650
Data General Corp              COM              237688106      215    10200 SH       SOLE                    10200
Dominion Resources, Inc. - VA  COM              257470104     1981    43900 SH       SOLE                    43900
Duke-Weeks Realty Corp         COM              264411505      703    36050 SH       SOLE                    36050
Emerson Electric Co            COM              291011104      310     4900 SH       SOLE                     4900
Exxon                          COM              302290101     1324    17416 SH       SOLE                    17416
Fannie Mae                     COM              313586109      236     3765 SH       SOLE                     3765
Florida East Coast Inds        COM              340632108      645    20600 SH       SOLE                    20600
General Electric               COM              369604103     4409    37187 SH       SOLE                    37187
Genuine Parts Co               COM              372460105     7605   286300 SH       SOLE                   286300
Genzyme Surgical Products      COM              372917609      248    44134 SH       SOLE                    44134
Great Lakes Chemical Corp      COM              390568103      407    10700 SH       SOLE                    10700
HRPT Properties Trust          COM              40426W101     5854   520370 SH       SOLE                   520370
Halliburton Co                 COM              406216101     6667   162600 SH       SOLE                   162600
Hercules Inc                   COM              427056106      597    20850 SH       SOLE                    20850
Hewlett Packard Co             COM              428236103     3013    33200 SH       SOLE                    33200
Home Depot, Inc                COM              437076102      558     8124 SH       SOLE                     8124
Hospitality Properties Trust   COM              44106M102      397    17900 SH       SOLE                    17900
Household Intl                 COM              441815107     1170    29160 SH       SOLE                    29160
International Business Machine COM              459200101      929     7676 SH       SOLE                     7676
Johnson & Johnson              COM              478160104      298     3248 SH       SOLE                     3248
Kerr-McGee Corp                COM              492386107    10061   182726 SH       SOLE                   182726
KeySpan Corporation            COM              49337w100    10392   363025 SH       SOLE                   363025
Kmart                          COM              482584109      598    51200 SH       SOLE                    51200
Lucent Technologies            COM              549463107      336     5180 SH       SOLE                     5180
MCI Worldcom Inc               COM              55268B106      206     2870 SH       SOLE                     2870
McClatchy Company - Class A    COM              579489105      715    20000 SH       SOLE                    20000
Merck & Co                     COM              589331107     1898    29286 SH       SOLE                    29286
Microsoft Corp                 COM              594918104      931    10280 SH       SOLE                    10280
Minnesota Power Inc.           COM              604110106      191    10900 SH       SOLE                    10900
Modis Professional Services    COM              607830106      238    18000 SH       SOLE                    18000
NSTAR                          COM              67019E107     7829   202040 SH       SOLE                   202040
Nationwide Health Pptys Inc    COM              638620104      166    10000 SH       SOLE                    10000
New Century Energies Inc       COM              64352U103      222     6650 SH       SOLE                     6650
New Plan Excel Realty Trust    COM              648053106     7450   418220 SH       SOLE                   418220
Pepsico Inc                    COM              713448108      247     8100 SH       SOLE                     8100
Pfizer Inc                     COM              717081103      566    15776 SH       SOLE                    15776
Procter & Gamble               COM              742718109      600     6398 SH       SOLE                     6398
Public Service Enterprise Grou COM              744573106    11034   285680 SH       SOLE                   285680
Reliant Energy Inc             COM              75952J108     2428    89700 SH       SOLE                    89700
Royal Dutch Petroleum NY GLDR  COM              780257804      437     7400 SH       SOLE                     7400
SBC Communications Inc         COM              78387G103      337     6594 SH       SOLE                     6594
Sara Lee Corp                  COM              803111103      282    12050 SH       SOLE                    12050
Schering-Plough                COM              806605101      849    19455 SH       SOLE                    19455
Sierra Health Services         COM              826322109     3108   307000 SH       SOLE                   307000
Sierra Pacific Resources       COM              826428104     1425    64050 SH       SOLE                    64050
Sovereign Bancorp Inc          COM              845905108      769    84516 SH       SOLE                    84516
St. Paul Companies             COM              792860108      623    22650 SH       SOLE                    22650
Staples Inc                    COM              855030102      218    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      558     6000 SH       SOLE                     6000
Sunoco Inc.                    COM              86764P109     8096   295748 SH       SOLE                   295748
Tektronix Inc                  COM              879131100    11186   333900 SH       SOLE                   333900
U S West Inc                   COM              91273H101    10482   183700 SH       SOLE                   183700
Ultramar Diamond Shamrock      COM              904000106     1910    74900 SH       SOLE                    74900
Union Pacific Corp             COM              907818108     6762   140700 SH       SOLE                   140700
Vodafone Airtouch PLC-SP ADR   COM              92857t107      280     1178 SH       SOLE                     1178
WEBS- Japan Index Series       COM              92923H889      801    57500 SH       SOLE                    57500
Wallace Computer Services Inc  COM              932270101     7064   348850 SH       SOLE                   348850
West Pharmaceutical Services I COM              955306105      278     7325 SH       SOLE                     7325
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501     1470    40700 SH       SOLE                    40700
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     7539   158300 SH       SOLE                   158300
Laboratory Corp 8.50% Cv Prf S PFD CV           50540R201     4582    81825 SH       SOLE                    81825